Prospectus Supplement  February 28, 2000*

AXP Bond Fund S-6495 N (10/99)
AXP Extra Income Fund S-6370 N (7/99)
AXP Federal Income Fund S-6042 P (7/99)
AXP Global Bond Fund S-6309 N (12/99)
AXP High Yield Tax-Exempt Fund S-6430 R (1/00)
AXP Insured Tax-Exempt Fund S-6327 N (8/99)
AXP Intermediate Tax-Exempt Fund S-6355 F (1/00)
AXP Massachusetts Tax-Exempt Fund S-6328 N (8/99)
AXP Michigan Tax-Exempt Fund S-6328 N (8/99)
AXP Minnesota Tax-Exempt Fund S-6328 N (8/99)
AXP New York Tax-Exempt Fund S-6328 N (8/99)
AXP Ohio Tax-Exempt Fund S-6328 N (8/99)
AXP Selective Fund S-6376 P (7/99)
AXP Tax-Exempt Bond Fund S-6310 R (1/00)

Effective March 20, 2000, the "SALES CHARGES" information is revised as follows:

Class A - initial sales charge alternative
When you purchase Class A shares, you pay a sales charge as shown in the following table:

Total investment           Sales charge as percentage of :
-------------------- ----------------------------------- -----------------------
                            Public offering pricea         Net amount invested
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
Up to $50,000                       4.75%
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
$50,000-$99,999                     4.50
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
$100,000-$249,999                   3.75
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
$250,000-$499,999                   2.50
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
$500,000-$999,999                   2.00**
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
$1,000,000 or more                  0.00
-------------------- ----------------------------------- -----------------------
aOffering price includes a 4.75% sales charge.
**The sales charge will be waived until Dec. 31, 2000.

All other references to the sales charge on Class A shares are revised to reflect a 4.75% Maximum sales charge. These references are found in the paragraph on "Past Performance," "Fees and Expenses" and "Investment Options."

The second bullet under the section titled "Other Class A sales charge policies" has been revised as follows:

o If you intend to invest a large amount over a period of 13 months, you can reduce the sales charge in Class A by filing a letter of intent. For more details, please see the SAI.

S-6319 A (2/00)
*Destroy next prospectus update